Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Amortized cost	$ 62,847	$ 81,756
Allowance for credit losses on debt securities at FVOCI	1	8
Gross unrealized gains on securities measured at FVOCI	740	698
Gross unrealized losses on securities measured at FVOCI	463	534
Securities measured at fair value through other comprehensive income [member] | Commercial mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	2,052	2,185
Gross unrealized gains on securities measured at FVOCI	1	0
Gross unrealized losses on securities measured at FVOCI	12	48
Fair value	2,041	2,137
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 66,295	$ 57,823